Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.4%
iShares Core MSCI Total International Stock ETF(b)	19,042,698	$969,654,182
iShares Developed Real Estate Index Fund, Class K	17,961,894	149,802,196
Large Cap Index Master Portfolio	$1,453,483,029	1,453,483,029
Master Small Cap Index Series	$213,947,277	213,947,277

		2,786,886,684

Fixed-Income Funds — 60.5%
iShares TIPS Bond ETF	5,308,731	556,885,882
iShares U.S. Intermediate Credit Bond Index Fund	55,474,146	526,449,647
iShares U.S. Intermediate Government Bond Index Fund	142,297,374	1,361,785,869
iShares U.S. Long Credit Bond Index Fund	27,584,072	241,912,313
iShares U.S. Long Government Bond Index Fund	53,974,974	469,042,520
iShares U.S. Securitized Bond Index Fund	121,174,731	1,124,501,507

		4,280,577,738

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)	25,620,994	$25,628,680
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)	13,445,190	13,445,190

		39,073,870

Total Investments — 100.4% (Cost: $6,365,155,573)		7,106,538,292

Liabilities in Excess of Other Assets — (0.4)%		(28,160,835)

Net Assets — 100.0%		$7,078,377,457

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$26,873,200	$—		$(1,226,814	)(a)	$(17,706)	$—	$25,628,680	25,620,994	$61,612	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,699,096	1,746,094	(a)	—		—	—	13,445,190	13,445,190	68,600		—
iShares Core MSCI Total International Stock ETF	1,214,530,327	172,554,715		(70,918,940)		(7,711,357)	(338,800,563)	969,654,182	19,042,698	16,070,814		—
iShares Developed Real Estate Index Fund, Class K	217,122,940	17,366,249		(22,650,197)		460,621	(62,497,417)	149,802,196	17,961,894	1,493,771		—
iShares TIPS Bond ETF	719,104,331	28,638,254		(59,720,333)		(3,301,551)	(127,834,819)	556,885,882	5,308,731	37,022,227		—
iShares U.S. Intermediate Credit Bond Index Fund	—	834,751,176		(281,479,608)		1,305,899	(28,127,820)	526,449,647	55,474,146	5,685,433		—
iShares U.S. Intermediate Government Bond Index Fund	—	1,524,320,719		(98,213,194)		(3,412,102)	(60,909,554)	1,361,785,869	142,297,374	8,529,450		—
iShares U.S. Long Credit Bond Index Fund	—	383,098,193		(107,323,461)		(200,125)	(33,662,294)	241,912,313	27,584,072	4,814,981		—

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

iShares U.S. Long Government Bond Index Fund	$—	$561,165,464		$(26,016,141)		$(867,064)	$(65,239,739)	$469,042,520	53,974,974	$5,241,022	$—
iShares U.S. Securitized Bond Index Fund	—	1,279,659,271		(66,506,999)		(1,976,127)	(86,674,638)	1,124,501,507	121,174,731	11,153,276	—
Large Cap Index Master Portfolio	1,900,622,024	45,116,569	(a)(c)	—		(19,882,874)	(472,372,690)	1,453,483,029	$1,453,483,029	20,014,131	—
Master Small Cap Index Series	325,024,898	—		(33,839,235	)(a)(c)	(1,982,573)	(75,255,813)	213,947,277	$213,947,277	2,387,823	—
U.S. Total Bond Index Master Portfolio(d)	4,711,516,553	—		(4,247,264,589	)(a)(c)	(650,173,699)	185,921,735	—	$—	36,002,881	—

						$(687,758,658)	$(1,165,453,612)	$7,106,538,292		$148,546,021	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,119,456,378	$—	$—	$1,119,456,378
Fixed-Income Funds	4,280,577,738	—	—	4,280,577,738
Money Market Funds	39,073,870	—	—	39,073,870

	$5,439,107,986	$—	$—	5,439,107,986

Investments Valued at NAV(a)				1,667,430,306

				$7,106,538,292

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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